Taxes (Details) $ in Millions			12 Months Ended
	Dec. 31, 2023	Apr. 01, 2018	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Taxes [Line Items]
Assessable profit (in Dollars)				$ 2
Valuation allowance deferred tax assets (in Dollars)			$ (28,911)		$ (11,661)	$ (145,632)
Hong Kong [Member]
Taxes [Line Items]
Profit tax rate		16.50%	16.50%	16.50%	16.50%
Assessable profit (in Dollars)				$ 2
Hong Kong [Member] | Ehub [Member]
Taxes [Line Items]
Profit tax rate			8.25%	8.25%
Assessable profit (in Dollars)				$ 2
PRC [Member]
Taxes [Line Items]
Profit tax rate			25.00%	25.00%
PRC [Member] | HNTE [Member]
Taxes [Line Items]
Profit tax rate	15.00%		15.00%	15.00%
PRC [Member]
Taxes [Line Items]
Valuation allowance deferred tax assets (in Dollars)			$ 134,632		$ 398,659	$ 406,760
Minimum [Member] | Hong Kong [Member]
Taxes [Line Items]
Profit tax rate			8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxes [Line Items]
Profit tax rate			16.50%	16.50%